Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax credit carry forward, expiration period	30 years
Valuation allowance for deferred tax assets	$ 38,955	$ 42,967
Net change in the total valuation allowance	(4,000)	(400)
Investments in foreign subsidiaries	34,983	52,408
Unrecognized tax benefit, potentially expire in 2021	61,600
Total unrecognized tax benefits net of potential benefits	101,600	160,000	$ 217,600
Interest and penalties recognized as an expense	1,900	4,200	$ 7,100
Total accrued interest and penalties	24,200	27,100
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	(5,300)	(1,100)
Tax of business acquired
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	2,000
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	(700)	700
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Other non-U.S subsidiaries operating loss carryforwards for income tax	42,400
Ireland | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	15,600
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Alternative minimum tax credit carry forwards	1,000
United States | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	8,035
Tax credit carry forward	317,000	$ 204,000
Increase (decrease) tax credit carry forward	113,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	0
United States | State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	277,828
Other non-U.S subsidiaries operating loss carryforwards for income tax	9,601
Other | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	$ 2,700